Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22 - SUBSEQUENT EVENTS:

a.	Options cancellation

On February 20, 2019, 1,586,048 options out of some the options grants described under Note 12 were cancelled following a Board of Directors approval and the relevant employees and consultant's approvals of the cancellation.

b.	B Warrants replacement

On January 22, 2019 the Company signed agreements with several investors from the Nasdaq public offering (See Note 13(e)) to exchange the Series B warrants that entitled the investors to purchase 245,490 ADSs for nominal exercise price that weren't registered with the U.S. Securities and Exchange Commission, with fully vested warrants to purchase up to 306,863 ADSs that include a mechanism for cashless exerciser.

As of the date of the approval of the financial statements, a total of 141,754 ADSs are issuable upon the exercise of 28,629 Series B warrants and 113,125 Series B exchange (cashless) warrants.

c.	Share purchase agreement

In January 2019, the Company signed a non-binding letter of intent (LOI) for the acquisition of a fast-growing Israeli company in the business proxy network solution industry. Under the terms of the LOI, the Company will purchase all of the purchased company's issued and outstanding shares. The expected payment for the transaction is $9.7 million, which will be paid in a combination of equity and cash. The consideration may include an additional earn-out payment in 2020, subject to the level of increase of the purchased company's sales during 2019 compared to 2018.

Pursuant to the LOI, the parties will enter into definitive agreements within 40 days, and the closing will take place no later than 45 days thereafter, subject to closing conditions. There is no assurance that definitive agreements will ever be entered into and that the transaction will ever be closed.

The closing of the shares and assets purchase is subject, among other conditions, to the approval of the Company's shareholders and signing definitive agreements.